16. SUPPLY CHAIN FINANCE (Details Narratives)	Dec. 31, 2020	Dec. 31, 2019
Domestic suppliers [member] | Bottom of range [member]
DisclosureOfSupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.38%	0.38%
Domestic suppliers [member] | Top Of Range [member]
DisclosureOfSupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.47%	0.67%
Foreign suppliers [member] | Bottom of range [member]
DisclosureOfSupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.18%	0.32%
Foreign suppliers [member] | Top Of Range [member]
DisclosureOfSupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.40%	0.46%